N-4	Dec. 31, 2022 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0001007571
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
RVS RAVA Vista Variable Annuity NY
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Statutory Prospectus
Charges for Early Withdrawals
If you make a withdrawal or surrender during the first 7contract years, you will be assessed a surrender charge of up to 7% of the Purchase Payment.
For example, if you make a withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 investment.
Fee Table and Examples Charges– Surrender Charge
Transaction Charges	We do not assess any transaction charges.
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Contract Data page for information about the specific fees you will pay each year based on the options you have elected.
				Fee Table and Examples Expenses – Product Charges Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1) (varies by death benefit option, age band, size band and Contract value)	0.98%	1.63%
	Fund options (funds fees and expenses)(2)	0.50%	1.75%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.10%	0.25%
(1) As a percentage of average daily contract value in the variable account. Includes the
Mortality and Expense Fee and contract administrative charge.
(2) As a percentage of Fund net assets.
(3) As a percentage of average daily Contract value in the Variable Account.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,371	Highest Annual Cost: $2,729
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract features and Fund fees
and expenses
•No optional benefits
•No sales charge
•No additional purchase payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract features, optional
benefits and Fund fees and
expenses
•No sales charge
•No additional purchase payments,
transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you make a withdrawal or surrender during the first 7contract years, you will be assessed a surrender charge of up to 7% of the Purchase Payment.
For example, if you make a withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 investment.
Fee Table and Examples Charges– Surrender Charge

Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]
Transaction Charges	We do not assess any transaction charges.

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Contract Data page for information about the specific fees you will pay each year based on the options you have elected.
				Fee Table and Examples Expenses – Product Charges Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1) (varies by death benefit option, age band, size band and Contract value)	0.98%	1.63%
	Fund options (funds fees and expenses)(2)	0.50%	1.75%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.10%	0.25%
(1) As a percentage of average daily contract value in the variable account. Includes the
Mortality and Expense Fee and contract administrative charge.
(2) As a percentage of Fund net assets.
(3) As a percentage of average daily Contract value in the Variable Account.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,371	Highest Annual Cost: $2,729
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract features and Fund fees
and expenses
•No optional benefits
•No sales charge
•No additional purchase payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract features, optional
benefits and Fund fees and
expenses
•No sales charge
•No additional purchase payments,
transfers or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.98%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.63%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average daily contract value in the variable account. Includes the Mortality and Expense Fee and contract administrative charge.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.50%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.75%
Investment Options Footnotes [Text Block]	As a percentage of Fund net assets.
Optional Benefits Minimum [Percent]	0.10%
Optional Benefits Maximum [Percent]	0.25%
Optional Benefits Footnotes [Text Block]	As a percentage of average daily Contract value in the Variable Account.
Lowest Annual Cost [Dollars]	$ 1,371
Highest Annual Cost [Dollars]	$ 2,729
Risks [Table Text Block]
RISKS
Risk of Loss	You can lose money by investing in this Contract including loss of principal.	Principal Risks
Not a Short-Term Investment
•The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis.
•The Contract has a surrender charge that may apply for the first seven years. The surrender charges may reduce the value of your Contract if you withdraw money during that time. Surrenders may also reduce contract guarantees.
•The benefits of tax deferral and long-term income mean the contract is generally more beneficial to investors with a long term investment horizon.
Principal Risks Charges– Surrender Charge
Risks Associated with Investment Options
•An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
•Each investment option (including under any fixed account investment options) has its own unique risks.
•You should review the investment options before making any investment decisions.
Principal Risks The Variable Account and the Funds
Insurance Company Risks
Any obligations (including under the Fixed Account), guarantees or benefits we may provide under the contract that exceed the value of amounts held in the Variable Account are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about RiverSource
Life of NY, including our financial strength ratings, is available by contacting us at 1-800-862-7919.
Principal Risks The General Account

Investment Restrictions [Text Block]	Subject to certain restrictions, you may transfer your Contract valueamong the subaccounts without charge at any time before the annuitization start date, and once per contract year after the annuitization start date.•We reserve the right to modify, restrict or suspend your transfer privileges if we determine that your transfer activity constitutes market timing.•We reserve the right to limit the number of transfers allowed each contract year. The limit will not be less than 12 transfers per contract year.•We reserve the right to add, remove or substitute Funds as investment options. We also reserve the right, upon notification to you, to close or restrict any Funds.
Optional Benefit Restrictions [Text Block]	We may stop offering an optional benefit at any time for new sales.•Withdrawals may substantially reduce the benefit.
Tax Implications [Text Block]	Consult with a tax advisor to determine the tax implications of an investment in and payments and withdrawals received under this Contract.•If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.•Earnings under your contract are taxed at ordinary income tax rates generally when withdrawn. You may have to pay a 10% tax penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This financial incentive may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Exchanges [Text Block]	If you already own an annuity or insurance Contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange a Contract you already own if you determine, after comparing the features, fees, and risks of both Contracts, that it is better for you to purchase the new Contract rather than continue to own your existing Contract.
Item 4. Fee Table [Text Block]	Fee Table and ExamplesThe following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from the Contract. Please refer to your Contract Data page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract.
Transaction ExpensesSurrender Charges
(as a percentage of purchase payments surrendered)

Maximum Surrender charge percentage	7%
Contract Year(1)	Surrender charge percentage
1	7%
2	7
3	7
4	6
5	5
6	4
7	2
8+	0
(1)For the purpose of surrender charge calculations, we consider that the year is completed one day prior to the contract anniversary.The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including Fundsfees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
Annual Contract ExpensesAdministrative Expenses
(assessed annually and upon full surrender)
Annual contract administrative charge*	Maximum: $65	Current: $50
Annual contract administrative charge if your contract value equals or exceeds $50,000	Maximum: $15	Current: $0
* Upon full surrender of the contract, we will assess this charge even if your contract value equals or exceeds $50,000. Base Contract Expenses(1)
(as a percentage of average daily contract value in the variable account) Age band is determined based on your age on the application date. Size band is determined quarterly and for the first contract year only, at the time of each purchase payment. For more information on how we determine age band and size band, please see section " Charges – Annual Contract Expenses – Mortality and Expense Risk Fee". (1) Base Contract Expenses are called Mortality and Expense Risk Fee in the Contract and elsewhere in this prospectus. Standard ROPP Death Benefit
Age Band	Size Band	Base Contract Expenses
0-80	Less than $1,000,000	1.20%
0-80	$1,000,000 and greater	1.10%

81+	Less than $1,000,000	1.55%
81+	$1,000,000 and greater	1.45%
Contract Value Death Benefit For non-qualified contracts only, you can opt out of the Standard ROPP Death Benefit and select the Contract Value Death Benefit.
Age Band*	Size Band	Base Contract Expenses
All Ages	Less than $1,000,000	1.00%
All Ages	$1,000,000 and greater	0.90%
* For Contract Value Death Benefit, the Mortality and Expense Risk Fee does not vary by age. Optional Benefit Expenses Optional Death Benefits If your contract has the Standard ROPP Death Benefit, you may select one of the following optional death benefit riders for an additional fee.
MAV Death Benefit	Maximum: 0.25%	Current: 0.25%
5-year MAV Death Benefit	Maximum: 0.10%	Current: 0.10%
(as a percentage of average daily Contract value in the Variable Account) If you choose one of the above optional death benefits, we will charge the rider fee  in addition to your mortality and expense risk fee.The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. A complete list of funds available under the contract, including their annual expenses, may be found in the Appendix A.
Annual Fund Expenses(1)
Total Annual Fund Expenses	Minimum(%)	Maximum(%)
(expenses deducted from the Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.50	1.75
(1)Total annual Fund operating expenses are deducted from amounts that are allocated to the Fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contractowner services provided on behalf of the Fund. The amount of these payments will vary by Fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of Fund shares. Because 12b-1 fees are paid out of Fund assets on an ongoing basis, you may pay more if you select Subaccounts investing in Funds that have adopted 12b-1 plans than if you select Subaccounts investing in Funds that have not adopted 12b-1 plans. For a more complete description of each Fund’s fees and expenses and important disclosure regarding payments the Fund and/or its affiliates make, please review the Fund’s prospectus and SAI.
Deferred Sales Load, Footnotes [Text Block]
Administrative Expense, Maximum [Dollars]	$ 65
Administrative Expense, Current [Dollars]	$ 50
Administrative Expense, Footnotes [Text Block]	Upon full surrender of the contract, we will assess this charge even if your contract value equals or exceeds $50,000.
Base Contract Expense, Footnotes [Text Block]	Base Contract Expenses are called Mortality and Expense Risk Fee in the Contract and elsewhere in this prospectus.
Annual Portfolio Company Expenses [Table Text Block]	Annual Fund Expenses(1)
Portfolio Company Expenses [Text Block]	(expenses deducted from the Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.50%
Portfolio Company Expenses Maximum [Percent]	1.75%
Portfolio Company Expenses, Footnotes [Text Block]	Total annual Fund operating expenses are deducted from amounts that are allocated to the Fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contractowner services provided on behalf of the Fund. The amount of these payments will vary by Fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of Fund shares. Because 12b-1 fees are paid out of Fund assets on an ongoing basis, you may pay more if you select Subaccounts investing in Funds that have adopted 12b-1 plans than if you select Subaccounts investing in Funds that have not adopted 12b-1 plans. For a more complete description of each Fund’s fees and expenses and important disclosure regarding payments the Fund and/or its affiliates make, please review the Fund’s prospectus and SAI.
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,761
Surrender Expense, 1 Year, Minimum [Dollars]	8,126
Surrender Expense, 3 Years, Maximum [Dollars]	15,792
Surrender Expense, 3 Years, Minimum [Dollars]	10,824
Surrender Expense, 5 Years, Maximum [Dollars]	21,017
Surrender Expense, 5 Years, Minimum [Dollars]	12,289
Surrender Expense, 10 Years, Maximum [Dollars]	35,636
Surrender Expense, 10 Years, Minimum [Dollars]	18,056
Annuitized Expense, 1 Year, Maximum [Dollars]	3,295
Annuitized Expense, 1 Year, Minimum [Dollars]	1,538
Annuitized Expense, 3 Years, Maximum [Dollars]	10,054
Annuitized Expense, 3 Years, Minimum [Dollars]	4,774
Annuitized Expense, 5 Years, Maximum [Dollars]	17,044
Annuitized Expense, 5 Years, Minimum [Dollars]	8,239
Annuitized Expense, 10 Years, Maximum [Dollars]	35,586
Annuitized Expense, 10 Years, Minimum [Dollars]	18,006
No Surrender Expense, 1 Year, Maximum [Dollars]	3,295
No Surrender Expense, 1 Year, Minimum [Dollars]	1,538
No Surrender Expense, 3 Years, Maximum [Dollars]	10,054
No Surrender Expense, 3 Years, Minimum [Dollars]	4,774
No Surrender Expense, 5 Years, Maximum [Dollars]	17,044
No Surrender Expense, 5 Years, Minimum [Dollars]	8,239
No Surrender Expense, 10 Years, Maximum [Dollars]	35,586
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 18,006
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the ContractRisk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Short-Term Investment Risk. This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income means that this contract is more beneficial to investors with a long-term investment horizon. Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the contract. Withdrawals may be subject to a significant surrender charge. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal may reduce the value of your standard and optional benefits. In addition, a withdrawal could reduce the value of certain optional death benefits by an amount greater than the amount withdrawn. A total withdrawal (surrender) will result in the termination of your contract. Subaccount Risk. Amounts that you invest in the subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the subaccounts that you select make money, your contract value goes up, and if they lose money, your contract value goes down. Each subaccount’s performance depends on the performance of its underlying Fund. Each underlying Fund has its own investment risks, and you are exposed to the Fund’s investment risks when you invest in a subaccount. You are responsible for selecting subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. For risks associated with the Special DCA Fixed Account, see Financial Strength and Claims-Paying Ability Risk below. Selection Risk. The optional benefits under the contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose, or may not have chosen, the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may not be elected after your contract is issued. In addition, if you elected an optional benefit and if the contingencies upon which the benefit depend never occur, you will have paid for an optional benefit that did not provide a financial benefit. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. Managed Volatility Fund Risk. The Portfolio Stabilizer funds are managed volatility funds that employ a strategy designed to reduce overall volatility and downside risk. These risk management techniques help us manage our financial risks associated with the contract’s guarantees, like death benefits, because they reduce the incidence of extreme outcomes including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your contract value and the potential growth of your guaranteed benefits and may therefore conflict with your personal investment objectives. Certain Funds advised by our affiliate, Columbia Management, employ such risk management strategies. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds. Purchase Payment Risk. Your ability to make subsequent purchase payments is subject to restrictions. We reserve the right to limit purchase payments on a non-discriminatory basis with notification when the yield on new or existing investments would not support the guaranteed minimum interest rate. Also, our prior approval may be required before accepting certain purchase payments. We reserve the right to limit certain annuity features (for example, investment options) if prior approval is required. There is no guarantee that you will always be permitted to make purchase payments. Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our general account are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. Cybersecurity Risk. Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners. This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following: •the corruption or destruction of data;•theft, misuse or dissemination of data to the public, including your information we hold; and•denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. The risk of cyberattacks may be higher during periods of geopolitical turmoil. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches. Potential Adverse Tax Consequences. Tax considerations vary by individual facts and circumstances. Tax rules may change without notice. Generally, earnings under your contract are taxed at ordinary income tax rates when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59 ½. If you purchase a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Consult a tax professional.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the ContractThe following table summarizes information about the benefits available under the Contract.
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Benefits (no additional charge)
Dollar Cost Averaging	Allows the systematic transfer of a specified dollar amount among the subaccounts	N/A	N/A	•Transfers not available to the Special DCA fixed account
Special Dollar Cost Averaging (SDCA)	Allows the systematic transfer from the Special DCA fixed account to one or more eligible subaccounts	N/A	N/A
•Must be funded with a
purchase payment, not
transferred contract value
•Only 6-month and 12-month
options are available
•Transfers occur on a
monthly basis and the first
monthly transfer occurs one
day after we receive your
purchase payment
•You may not use the Special
DCA fixed account as a
destination for the Special
DCA monthly transfer.

Asset Rebalancing	Allows you to have your investments periodically rebalanced among the subaccounts to your pre-selected percentages	N/A	N/A
•You must have $2,000 in
Contract Value to
participate.
•We require 30 days notice
for you to change or cancel
the program
•You can request rebalancing
to be done either quarterly,
semiannually or annually

Income Guide	Provides reporting and monitoring of withdrawals you take from your annuity	N/A	N/A
•Contract owners must be at
least age 50 and no older
than age 85
•Available only if the servicing
broker-dealer on your
contract is Ameriprise
Financial Services, LLC
•Not available if you are
making substantially equal
withdrawals
•Not available if you have
more than one systematic
withdrawal program in place
•Systematic withdrawals
must be set up according to
the all the terms of Income
Guide
•Your contract cannot have
any loans

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Automated Partial Surrenders	Allows automated partial surrenders from the contract	N/A	N/A	•Additional systematic payments are not allowed with automated partial surrenders •May result in income taxes and IRS penalty on all or a portion of the amounts surrendered
Hospital or Nursing Home Confinement	Allows you to withdraw contract value without a surrender charge	N/A	N/A
•You must be confined to a
hospital or nursing home for
the prior 60 days or
confinement began within
30 days following a 60 day
confinement period
•You must be under age 76
on the contract application
date and confinement must
start after the contract issue
date
•Must receive your surrender
request and written proof of
confinement within 91 days
after your release from the
hospital or nursing home If it
is not reasonably possible to
provide proof within such
time, unless you are legally
incapacitated, We must
receive it as soon as
possible and no later than
one year after the 91 Day
period has expired.
•Amount withdrawn must be
paid directly to you

Terminal Illness Diagnosis	Allows you to withdraw contract value without a surrender charge	N/A	N/A
•Terminal Illness diagnosis
must occur after the
contract is issued
•Must be terminally ill and
not expected to live more
than 12 months
•Amount withdrawn must be
after the first contract
anniversary and must be
paid directly to you

Standard ROPP Death Benefit	Provides a guaranteed death benefit equal to the greater of the Return of Purchase Payment Value (ROPP) or Contract Value	N/A	N/A
•Withdrawals will
proportionately reduce the
benefit, which means your
benefit could be reduced by
more than the dollar amount
of your withdrawals, and
such reductions could be
significant
•Annuitizing the Contract
terminates the benefit

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Contract Value Death Benefit	Provides a minimum death benefit equal to the Contract Value	N/A	N/A	•Annuitizing the Contract terminates the benefit •Only available for non-qualified contracts
Benefits
MAV Death Benefit	Increases the guaranteed death benefit to the highest anniversary contract value, adjusted for any partial surrenders	0.25% of average daily variable account value	0.25%
•Available to owners age 79
and younger
•Must be elected at contract
issue
•Not available with Contract
Value Death Benefit
•No longer eligible to
increase on any contract
anniversary on/after your
81st birthday.
•Withdrawals will
proportionately reduce the
benefit, which means your
benefit could be reduced by
more than the dollar amount
of your withdrawals. Such
reductions could be
significant.
•Annuitizing the Contract
terminates the benefit

5-year MAV Death Benefit	Increases the guaranteed death benefit to the highest 5th anniversary contract value, adjusted for any partial surrenders	0.10% of average daily variable account value	0.10%
•Available to owners age 75
and younger
•Must be elected at contract
issue
•Not available with Contract
Value Death Benefit
•No longer eligible to
increase on any contract
anniversary on/after your
81st birthday
•Withdrawals will
proportionately reduce the
benefit, which means your
benefit could be reduced by
more than the dollar amount
of your withdrawals. Such
reductions could be
significant
•Annuitizing the Contract
terminates the benefit

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Benefits (no additional charge)
Dollar Cost Averaging	Allows the systematic transfer of a specified dollar amount among the subaccounts	N/A	N/A	•Transfers not available to the Special DCA fixed account
Special Dollar Cost Averaging (SDCA)	Allows the systematic transfer from the Special DCA fixed account to one or more eligible subaccounts	N/A	N/A
•Must be funded with a
purchase payment, not
transferred contract value
•Only 6-month and 12-month
options are available
•Transfers occur on a
monthly basis and the first
monthly transfer occurs one
day after we receive your
purchase payment
•You may not use the Special
DCA fixed account as a
destination for the Special
DCA monthly transfer.

Asset Rebalancing	Allows you to have your investments periodically rebalanced among the subaccounts to your pre-selected percentages	N/A	N/A
•You must have $2,000 in
Contract Value to
participate.
•We require 30 days notice
for you to change or cancel
the program
•You can request rebalancing
to be done either quarterly,
semiannually or annually

Income Guide	Provides reporting and monitoring of withdrawals you take from your annuity	N/A	N/A
•Contract owners must be at
least age 50 and no older
than age 85
•Available only if the servicing
broker-dealer on your
contract is Ameriprise
Financial Services, LLC
•Not available if you are
making substantially equal
withdrawals
•Not available if you have
more than one systematic
withdrawal program in place
•Systematic withdrawals
must be set up according to
the all the terms of Income
Guide
•Your contract cannot have
any loans

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Automated Partial Surrenders	Allows automated partial surrenders from the contract	N/A	N/A	•Additional systematic payments are not allowed with automated partial surrenders •May result in income taxes and IRS penalty on all or a portion of the amounts surrendered
Hospital or Nursing Home Confinement	Allows you to withdraw contract value without a surrender charge	N/A	N/A
•You must be confined to a
hospital or nursing home for
the prior 60 days or
confinement began within
30 days following a 60 day
confinement period
•You must be under age 76
on the contract application
date and confinement must
start after the contract issue
date
•Must receive your surrender
request and written proof of
confinement within 91 days
after your release from the
hospital or nursing home If it
is not reasonably possible to
provide proof within such
time, unless you are legally
incapacitated, We must
receive it as soon as
possible and no later than
one year after the 91 Day
period has expired.
•Amount withdrawn must be
paid directly to you

Terminal Illness Diagnosis	Allows you to withdraw contract value without a surrender charge	N/A	N/A
•Terminal Illness diagnosis
must occur after the
contract is issued
•Must be terminally ill and
not expected to live more
than 12 months
•Amount withdrawn must be
after the first contract
anniversary and must be
paid directly to you

Standard ROPP Death Benefit	Provides a guaranteed death benefit equal to the greater of the Return of Purchase Payment Value (ROPP) or Contract Value	N/A	N/A
•Withdrawals will
proportionately reduce the
benefit, which means your
benefit could be reduced by
more than the dollar amount
of your withdrawals, and
such reductions could be
significant
•Annuitizing the Contract
terminates the benefit

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Contract Value Death Benefit	Provides a minimum death benefit equal to the Contract Value	N/A	N/A	•Annuitizing the Contract terminates the benefit •Only available for non-qualified contracts
Benefits
MAV Death Benefit	Increases the guaranteed death benefit to the highest anniversary contract value, adjusted for any partial surrenders	0.25% of average daily variable account value	0.25%
•Available to owners age 79
and younger
•Must be elected at contract
issue
•Not available with Contract
Value Death Benefit
•No longer eligible to
increase on any contract
anniversary on/after your
81st birthday.
•Withdrawals will
proportionately reduce the
benefit, which means your
benefit could be reduced by
more than the dollar amount
of your withdrawals. Such
reductions could be
significant.
•Annuitizing the Contract
terminates the benefit

5-year MAV Death Benefit	Increases the guaranteed death benefit to the highest 5th anniversary contract value, adjusted for any partial surrenders	0.10% of average daily variable account value	0.10%
•Available to owners age 75
and younger
•Must be elected at contract
issue
•Not available with Contract
Value Death Benefit
•No longer eligible to
increase on any contract
anniversary on/after your
81st birthday
•Withdrawals will
proportionately reduce the
benefit, which means your
benefit could be reduced by
more than the dollar amount
of your withdrawals. Such
reductions could be
significant
•Annuitizing the Contract
terminates the benefit

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/ Limitations
Name of Benefit [Text Block]	Name of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A:Funds Available Under the ContractThe following is a list of funds available under the contract. More information about the funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at riversource.com. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com. The current expenses and performance information below reflects fee and expenses of the funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Company Objective [Text Block]	Investment Objective
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.
RVS RAVA Vista Variable Annuity NY | ShortTermInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Short-Term Investment Risk. This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income means that this contract is more beneficial to investors with a long-term investment horizon.
RVS RAVA Vista Variable Annuity NY | WithdrawalRiskMember
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the contract. Withdrawals may be subject to a significant surrender charge. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal may reduce the value of your standard and optional benefits. In addition, a withdrawal could reduce the value of certain optional death benefits by an amount greater than the amount withdrawn. A total withdrawal (surrender) will result in the termination of your contract.
RVS RAVA Vista Variable Annuity NY | SubaccountRiskMember
Prospectus:
Principal Risk [Text Block]	Subaccount Risk. Amounts that you invest in the subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the subaccounts that you select make money, your contract value goes up, and if they lose money, your contract value goes down. Each subaccount’s performance depends on the performance of its underlying Fund. Each underlying Fund has its own investment risks, and you are exposed to the Fund’s investment risks when you invest in a subaccount. You are responsible for selecting subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. For risks associated with the Special DCA Fixed Account, see Financial Strength and Claims-Paying Ability Risk below.
RVS RAVA Vista Variable Annuity NY | SelectionRiskMember
Prospectus:
Principal Risk [Text Block]	Selection Risk. The optional benefits under the contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose, or may not have chosen, the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may not be elected after your contract is issued. In addition, if you elected an optional benefit and if the contingencies upon which the benefit depend never occur, you will have paid for an optional benefit that did not provide a financial benefit. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit.
RVS RAVA Vista Variable Annuity NY | ManagedVolatilityFundRiskMember
Prospectus:
Principal Risk [Text Block]	Managed Volatility Fund Risk. The Portfolio Stabilizer funds are managed volatility funds that employ a strategy designed to reduce overall volatility and downside risk. These risk management techniques help us manage our financial risks associated with the contract’s guarantees, like death benefits, because they reduce the incidence of extreme outcomes including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your contract value and the potential growth of your guaranteed benefits and may therefore conflict with your personal investment objectives. Certain Funds advised by our affiliate, Columbia Management, employ such risk management strategies. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
RVS RAVA Vista Variable Annuity NY | PurchasePaymentRiskMember
Prospectus:
Principal Risk [Text Block]	Purchase Payment Risk. Your ability to make subsequent purchase payments is subject to restrictions. We reserve the right to limit purchase payments on a non-discriminatory basis with notification when the yield on new or existing investments would not support the guaranteed minimum interest rate. Also, our prior approval may be required before accepting certain purchase payments. We reserve the right to limit certain annuity features (for example, investment options) if prior approval is required. There is no guarantee that you will always be permitted to make purchase payments.
RVS RAVA Vista Variable Annuity NY | FinancialStrengthandClaimsPayingAbilityRiskMember
Prospectus:
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our general account are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
RVS RAVA Vista Variable Annuity NY | CybersecurityRiskMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity Risk. Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners. This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following: •the corruption or destruction of data;•theft, misuse or dissemination of data to the public, including your information we hold; and•denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. The risk of cyberattacks may be higher during periods of geopolitical turmoil. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches.
RVS RAVA Vista Variable Annuity NY | PotentialAdverseTaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Potential Adverse Tax Consequences. Tax considerations vary by individual facts and circumstances. Tax rules may change without notice. Generally, earnings under your contract are taxed at ordinary income tax rates when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59 ½. If you purchase a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Consult a tax professional.
RVS RAVA Vista Variable Annuity NY | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract including loss of principal.
Principal Risk [Text Block]	Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
RVS RAVA Vista Variable Annuity NY | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis.•The Contract has a surrender charge that may apply for the first seven years. The surrender charges may reduce the value of your Contract if you withdraw money during that time. Surrenders may also reduce contract guarantees.•The benefits of tax deferral and long-term income mean the contract is generally more beneficial to investors with a long term investment horizon.
RVS RAVA Vista Variable Annuity NY | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.•Each investment option (including under any fixed account investment options) has its own unique risks.•You should review the investment options before making any investment decisions.
RVS RAVA Vista Variable Annuity NY | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations (including under the Fixed Account), guarantees or benefits we may provide under the contract that exceed the value of amounts held in the Variable Account are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about RiverSource Life of NY, including our financial strength ratings, is available by contacting us at 1-800-862-7919.
RVS RAVA Vista Variable Annuity NY | ABVPSLargeCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	AB VPS Large Cap Growth Portfolio (Class B)
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(28.69%)
Average Annual Total Returns, 5 Years [Percent]	11.26%
Average Annual Total Returns, 10 Years [Percent]	14.79%
RVS RAVA Vista Variable Annuity NY | ABVPSRelativeValuePortfolioClassBpreviouslyABVPSGrowthandIncomePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	AB VPS Relative Value Portfolio (Class B) (previously AB VPS Growth and Income Portfolio (Class B))
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(4.42%)
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	11.09%
RVS RAVA Vista Variable Annuity NY | ABVPSSustainableGlobalThematicPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	AB VPS Sustainable Global Thematic Portfolio (Class B)
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(27.17%)
Average Annual Total Returns, 5 Years [Percent]	7.72%
Average Annual Total Returns, 10 Years [Percent]	9.99%
RVS RAVA Vista Variable Annuity NY | AllspringVTSmallCapGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Allspring VT Small Cap Growth Fund - Class 2
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC, adviser;
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC, sub-adviser.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(34.42%)
Average Annual Total Returns, 5 Years [Percent]	7.09%
Average Annual Total Returns, 10 Years [Percent]	10.58%
RVS RAVA Vista Variable Annuity NY | ALPSAlerianEnergyInfrastructurePortfolioClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the "Index").
Portfolio Company Name [Text Block]	ALPS | Alerian Energy Infrastructure Portfolio: Class III
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	17.32%
Average Annual Total Returns, 5 Years [Percent]	3.38%
RVS RAVA Vista Variable Annuity NY | AmericanCenturyVPInternationalClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth.
Portfolio Company Name [Text Block]	American Century VP International, Class II
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(24.86%)
Average Annual Total Returns, 5 Years [Percent]	2.16%
Average Annual Total Returns, 10 Years [Percent]	4.78%
RVS RAVA Vista Variable Annuity NY | AmericanCenturyVPMidCapValueClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.
Portfolio Company Name [Text Block]	American Century VP Mid Cap Value, Class II
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(1.38%)
Average Annual Total Returns, 5 Years [Percent]	6.61%
Average Annual Total Returns, 10 Years [Percent]	10.84%
RVS RAVA Vista Variable Annuity NY | AmericanCenturyVPValueClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.
Portfolio Company Name [Text Block]	American Century VP Value, Class II
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	0.31%
Average Annual Total Returns, 5 Years [Percent]	7.68%
Average Annual Total Returns, 10 Years [Percent]	10.41%
RVS RAVA Vista Variable Annuity NY | BlackRockAdvantageSMIDCapVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of captial.
Portfolio Company Name [Text Block]	BlackRock Advantage SMID Cap V.I. Fund (Class III)
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(16.68%)
Average Annual Total Returns, 5 Years [Percent]	6.30%
Average Annual Total Returns, 10 Years [Percent]	10.25%
RVS RAVA Vista Variable Annuity NY | BlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total investment return.
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund (Class III)
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC, adviser;
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited, sub-adviser.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(16.07%)
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	4.81%
RVS RAVA Vista Variable Annuity NY | BNYMellonSustainableUSEquityPortfolioIncServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc., adviser;
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited, sub-adviser.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(23.06%)
Average Annual Total Returns, 5 Years [Percent]	9.06%
Average Annual Total Returns, 10 Years [Percent]	11.08%
RVS RAVA Vista Variable Annuity NY | CalvertVPEAFEInternationalIndexPortfolioClassFMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE Index.
Portfolio Company Name [Text Block]	Calvert VP EAFE International Index Portfolio - Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(14.75%)
Average Annual Total Returns, 5 Years [Percent]	1.14%
Average Annual Total Returns, 10 Years [Percent]	3.84%
RVS RAVA Vista Variable Annuity NY | CalvertVPNasdaq100IndexPortfolioClassFMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ 100 Index.
Portfolio Company Name [Text Block]	Calvert VP Nasdaq 100 Index Portfolio - Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management, adviser;
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc, subadviser.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(32.81%)
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	15.61%
RVS RAVA Vista Variable Annuity NY | CalvertVPRussell2000SmallCapIndexPortfolioClassFMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.
Portfolio Company Name [Text Block]	Calvert VP Russell 2000® Small Cap Index Portfolio - Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management, adviser;
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc, subadviser.
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(20.67%)
Average Annual Total Returns, 5 Years [Percent]	3.65%
Average Annual Total Returns, 10 Years [Percent]	8.34%
RVS RAVA Vista Variable Annuity NY | CalvertVPSRIBalancedPortfolioClassFMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced Portfolio - Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(15.47%)
Average Annual Total Returns, 5 Years [Percent]	6.13%
Average Annual Total Returns, 10 Years [Percent]	7.28%
RVS RAVA Vista Variable Annuity NY | ColumbiaVariablePortfolioBalancedFundClass2availableforcontractapplicationssignedonorafter532021Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total investment return through a combination of capital growth and current income.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Balanced Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(16.87%)
Average Annual Total Returns, 5 Years [Percent]	5.24%
Average Annual Total Returns, 10 Years [Percent]	7.84%
RVS RAVA Vista Variable Annuity NY | ColumbiaVariablePortfolioCommodityStrategyFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with total return.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Commodity Strategy Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	18.70%
Average Annual Total Returns, 5 Years [Percent]	7.37%
RVS RAVA Vista Variable Annuity NY | ColumbiaVariablePortfolioContrarianCoreFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return, consisting of long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Contrarian Core Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(18.85%)
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	11.84%
RVS RAVA Vista Variable Annuity NY | ColumbiaVariablePortfolioDisciplinedCoreFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Disciplined Core Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(18.94%)
Average Annual Total Returns, 5 Years [Percent]	7.90%
Average Annual Total Returns, 10 Years [Percent]	11.70%
RVS RAVA Vista Variable Annuity NY | ColumbiaVariablePortfolioDividendOpportunityFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(1.39%)
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	9.79%
RVS RAVA Vista Variable Annuity NY | ColumbiaVariablePortfolioEmergingMarketsBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(16.16%)
Average Annual Total Returns, 5 Years [Percent]	(1.87%)
Average Annual Total Returns, 10 Years [Percent]	0.43%
RVS RAVA Vista Variable Annuity NY | ColumbiaVariablePortfolioEmergingMarketsFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Emerging Markets Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	(33.07%)
Average Annual Total Returns, 5 Years [Percent]	(3.27%)
Average Annual Total Returns, 10 Years [Percent]	1.29%
RVS RAVA Vista Variable Annuity NY | ColumbiaVariablePortfolioGlobalStrategicIncomeFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with high total return through income and growth of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Global Strategic Income Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(13.63%)
Average Annual Total Returns, 5 Years [Percent]	(0.91%)
Average Annual Total Returns, 10 Years [Percent]	(1.43%)
RVS RAVA Vista Variable Annuity NY | ColumbiaVariablePortfolioGovernmentMoneyMarketFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Government Money Market Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	1.12%
Average Annual Total Returns, 5 Years [Percent]	0.85%
Average Annual Total Returns, 10 Years [Percent]	0.45%
RVS RAVA Vista Variable Annuity NY | ColumbiaVariablePortfolioHighYieldBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - High Yield Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(10.78%)
Average Annual Total Returns, 5 Years [Percent]	2.14%
Average Annual Total Returns, 10 Years [Percent]	3.61%
RVS RAVA Vista Variable Annuity NY | ColumbiaVariablePortfolioIncomeOpportunitiesFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high total return through current income and capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Income Opportunities Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(10.22%)
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	3.39%
RVS RAVA Vista Variable Annuity NY | ColumbiaVariablePortfolioIntermediateBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Intermediate Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(17.20%)
Average Annual Total Returns, 5 Years [Percent]	0.20%
Average Annual Total Returns, 10 Years [Percent]	1.15%
RVS RAVA Vista Variable Annuity NY | ColumbiaVariablePortfolioLargeCapGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Large Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(31.53%)
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	12.31%
RVS RAVA Vista Variable Annuity NY | ColumbiaVariablePortfolioLargeCapIndexFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Large Cap Index Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(18.54%)
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	11.94%
RVS RAVA Vista Variable Annuity NY | ColumbiaVariablePortfolioLimitedDurationCreditFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a level of current income consistent with preservation of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(6.36%)
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	1.12%
RVS RAVA Vista Variable Annuity NY | ColumbiaVariablePortfolioLongGovernmentCreditBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return, consisting of current income and capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(27.70%)
Average Annual Total Returns, 5 Years [Percent]	(1.58%)
RVS RAVA Vista Variable Annuity NY | ColumbiaVariablePortfolioOverseasCoreFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Overseas Core Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(14.90%)
Average Annual Total Returns, 5 Years [Percent]	1.13%
Average Annual Total Returns, 10 Years [Percent]	3.96%
RVS RAVA Vista Variable Annuity NY | ColumbiaVariablePortfolioSelectLargeCapEquityFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Large Cap Equity Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(19.80%)
RVS RAVA Vista Variable Annuity NY | ColumbiaVariablePortfolioSelectLargeCapValueFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Large Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(2.06%)
Average Annual Total Returns, 5 Years [Percent]	7.84%
Average Annual Total Returns, 10 Years [Percent]	11.83%
RVS RAVA Vista Variable Annuity NY | ColumbiaVariablePortfolioSelectMidCapGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with growth of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(31.01%)
Average Annual Total Returns, 5 Years [Percent]	6.78%
Average Annual Total Returns, 10 Years [Percent]	9.89%
RVS RAVA Vista Variable Annuity NY | ColumbiaVariablePortfolioSelectMidCapValueFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(9.66%)
Average Annual Total Returns, 5 Years [Percent]	7.74%
Average Annual Total Returns, 10 Years [Percent]	10.60%
RVS RAVA Vista Variable Annuity NY | ColumbiaVariablePortfolioSelectSmallCapValueFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Small Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(14.93%)
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	9.12%
RVS RAVA Vista Variable Annuity NY | ColumbiaVariablePortfolioSeligmanGlobalTechnologyFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Seligman Global Technology Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(31.86%)
Average Annual Total Returns, 5 Years [Percent]	14.35%
Average Annual Total Returns, 10 Years [Percent]	18.39%
RVS RAVA Vista Variable Annuity NY | ColumbiaVariablePortfolioSmallCapValueFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Small Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(8.97%)
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	9.45%
RVS RAVA Vista Variable Annuity NY | ColumbiaVariablePortfolioStrategicIncomeFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return, consisting of current income and capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Strategic Income Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(11.52%)
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	2.10%
RVS RAVA Vista Variable Annuity NY | ColumbiaVariablePortfolioUSGovernmentMortgageFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(14.32%)
Average Annual Total Returns, 5 Years [Percent]	(0.81%)
Average Annual Total Returns, 10 Years [Percent]	0.59%
RVS RAVA Vista Variable Annuity NY | CTIVPAmericanCenturyDiversifiedBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high level of current income.
Portfolio Company Name [Text Block]	CTIVP® - American Century Diversified Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser;
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc., subadviser.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(15.51%)
Average Annual Total Returns, 5 Years [Percent]	(0.20%)
Average Annual Total Returns, 10 Years [Percent]	0.97%
RVS RAVA Vista Variable Annuity NY | CTIVPBlackRockGlobalInflationProtectedSecuritiesFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.
Portfolio Company Name [Text Block]	CTIVP® - BlackRock Global Inflation-Protected Securities Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser;
Portfolio Company Subadviser [Text Block]	BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(17.69%)
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	1.13%
RVS RAVA Vista Variable Annuity NY | CTIVPCenterSquareRealEstateFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with current income and capital appreciation.
Portfolio Company Name [Text Block]	CTIVP® - CenterSquare Real Estate Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser;
Portfolio Company Subadviser [Text Block]	CenterSquare Investment Management LLC, subadviser.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(24.33%)
Average Annual Total Returns, 5 Years [Percent]	3.77%
Average Annual Total Returns, 10 Years [Percent]	4.44%
RVS RAVA Vista Variable Annuity NY | CTIVPMFSValueFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	CTIVP® - MFS® Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser;
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company, subadviser.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(6.36%)
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	10.74%
RVS RAVA Vista Variable Annuity NY | CTIVPMorganStanleyAdvantageFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	CTIVP® - Morgan Stanley Advantage Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser;
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Inc., subadviser.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(41.21%)
Average Annual Total Returns, 5 Years [Percent]	5.14%
Average Annual Total Returns, 10 Years [Percent]	10.07%
RVS RAVA Vista Variable Annuity NY | CTIVPPrincipalBlueChipGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	CTIVP® - Principal Blue Chip Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser;
Portfolio Company Subadviser [Text Block]	Principal Global Investors, LLC, subadviser.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(28.19%)
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	12.38%
RVS RAVA Vista Variable Annuity NY | CTIVPTRowePriceLargeCapValueFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital and income.
Portfolio Company Name [Text Block]	CTIVP® - T. Rowe Price Large Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser;
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc., subadviser.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(5.17%)
Average Annual Total Returns, 5 Years [Percent]	6.75%
Average Annual Total Returns, 10 Years [Percent]	8.92%
RVS RAVA Vista Variable Annuity NY | CTIVPTCWCorePlusBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with total return through current income and capital appreciation.
Portfolio Company Name [Text Block]	CTIVP® - TCW Core Plus Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser;
Portfolio Company Subadviser [Text Block]	TCW Investment Management Company LLC, subadviser.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(14.31%)
Average Annual Total Returns, 5 Years [Percent]	(0.08%)
Average Annual Total Returns, 10 Years [Percent]	0.71%
RVS RAVA Vista Variable Annuity NY | CTIVPVictorySycamoreEstablishedValueFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Name [Text Block]	CTIVP® - Victory Sycamore Established Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser;
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc., subadviser.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(3.00%)
Average Annual Total Returns, 5 Years [Percent]	9.57%
Average Annual Total Returns, 10 Years [Percent]	12.81%
RVS RAVA Vista Variable Annuity NY | CTIVPWestfieldMidCapGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	CTIVP® - Westfield Mid Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser;
Portfolio Company Subadviser [Text Block]	Westfield Capital Management Company, L.P., subadviser.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(25.79%)
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	9.91%
RVS RAVA Vista Variable Annuity NY | DelawareIvyVIPAssetStrategyClassIIpreviouslyIvyVIPAssetStrategyClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide total return.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Asset Strategy, Class II
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(14.71%)
Average Annual Total Returns, 5 Years [Percent]	4.32%
Average Annual Total Returns, 10 Years [Percent]	4.46%
RVS RAVA Vista Variable Annuity NY | DelawareVIPFundforIncomeSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high current income.
Portfolio Company Name [Text Block]	Delaware VIP® Fund for Income Series - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, adviser;
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited, Macquarie Investment Management Austria Kapitalanlage AG and Macquarie Investment Management Europe Limited, subadvisers.
Current Expenses [Percent]	1.04%
RVS RAVA Vista Variable Annuity NY | DelawareVIPInternationalSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	Delaware VIP® International Series - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, adviser;
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd., Macquarie Investment Management Global Limited, subadvisers.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(17.60%)
RVS RAVA Vista Variable Annuity NY | DWSAlternativeAssetAllocationVIPClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP, Class B
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas Inc., adviser;
Portfolio Company Subadviser [Text Block]	RREEF America L.L.C., subadvisor.
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(7.74%)
Average Annual Total Returns, 5 Years [Percent]	2.50%
Average Annual Total Returns, 10 Years [Percent]	2.14%
RVS RAVA Vista Variable Annuity NY | EatonVanceVTFloatingRateIncomeFundInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high level of current income.
Portfolio Company Name [Text Block]	Eaton Vance VT Floating-Rate Income Fund - Initial Class
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(2.74%)
Average Annual Total Returns, 5 Years [Percent]	1.93%
Average Annual Total Returns, 10 Years [Percent]	2.52%
RVS RAVA Vista Variable Annuity NY | FidelityVIPContrafundPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (the Adviser) is the fund’s manager.
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(26.49%)
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	11.15%
RVS RAVA Vista Variable Annuity NY | FidelityVIPEmergingMarketsPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Emerging Markets Portfolio Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (the Adviser) is the fund’s manager.
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(20.37%)
Average Annual Total Returns, 5 Years [Percent]	1.46%
Average Annual Total Returns, 10 Years [Percent]	4.35%
RVS RAVA Vista Variable Annuity NY | FidelityVIPEnergyPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Energy Portfolio Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (the Adviser) is the fund’s manager.
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	62.87%
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	4.54%
RVS RAVA Vista Variable Annuity NY | FidelityVIPGrowthIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total return through a combination of current income and capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Growth & Income Portfolio Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (the Adviser) is the fund’s manager.
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(5.17%)
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	11.30%
RVS RAVA Vista Variable Annuity NY | FidelityVIPGrowthOpportunitiesPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital growth.
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (the Adviser) is the fund’s manager.
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(38.32%)
Average Annual Total Returns, 5 Years [Percent]	12.80%
Average Annual Total Returns, 10 Years [Percent]	14.81%
RVS RAVA Vista Variable Annuity NY | FidelityVIPInternationalCapitalAppreciationPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP International Capital Appreciation Portfolio Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (the Adviser) is the fund’s manager.
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(26.57%)
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	6.98%
RVS RAVA Vista Variable Annuity NY | FidelityVIPInvestmentGradeBondPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks as high level of current income as is consistent with the preservation of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (the Adviser) is the fund’s manager.
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	0.38%
Average Annual Total Returns, 10 Years [Percent]	1.28%
RVS RAVA Vista Variable Annuity NY | FidelityVIPMidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (the Adviser) is the fund’s manager.
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(14.97%)
Average Annual Total Returns, 5 Years [Percent]	5.68%
Average Annual Total Returns, 10 Years [Percent]	9.69%
RVS RAVA Vista Variable Annuity NY | FidelityVIPStrategicIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income and may also seek capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Strategic Income Portfolio Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (the Adviser) is the fund’s manager.
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(11.52%)
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	2.20%
RVS RAVA Vista Variable Annuity NY | FranklinIncomeVIPFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a deversified portfolio of debt and equity securities.
Portfolio Company Name [Text Block]	Franklin Income VIP Fund - Class 4
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(5.59%)
Average Annual Total Returns, 5 Years [Percent]	4.19%
Average Annual Total Returns, 10 Years [Percent]	5.40%
RVS RAVA Vista Variable Annuity NY | FranklinMutualGlobalDiscoveryVIPFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery VIP Fund - Class 4
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	(4.85%)
Average Annual Total Returns, 5 Years [Percent]	3.56%
Average Annual Total Returns, 10 Years [Percent]	6.50%
RVS RAVA Vista Variable Annuity NY | FranklinSmallCapValueVIPFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund - Class 4
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(10.11%)
Average Annual Total Returns, 5 Years [Percent]	5.37%
Average Annual Total Returns, 10 Years [Percent]	8.98%
RVS RAVA Vista Variable Annuity NY | GoldmanSachsVITMultiStrategyAlternativesPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(6.54%)
Average Annual Total Returns, 5 Years [Percent]	1.15%
RVS RAVA Vista Variable Annuity NY | GoldmanSachsVITSmallCapEquityInsightsFundServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Goldman Sachs VIT Small Cap Equity Insights Fund - Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(19.64%)
Average Annual Total Returns, 5 Years [Percent]	4.07%
Average Annual Total Returns, 10 Years [Percent]	8.93%
RVS RAVA Vista Variable Annuity NY | InvescoVIBalancedRiskAllocationFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return with a low to moderate correlation to traditional financial market indices.
Portfolio Company Name [Text Block]	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(14.52%)
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	3.29%
RVS RAVA Vista Variable Annuity NY | InvescoVIComstockFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Portfolio Company Name [Text Block]	Invesco V.I. Comstock Fund, Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	0.85%
Average Annual Total Returns, 5 Years [Percent]	7.76%
Average Annual Total Returns, 10 Years [Percent]	10.74%
RVS RAVA Vista Variable Annuity NY | InvescoVICorePlusBondFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return, comprised of current income and capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. Core Plus Bond Fund, Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(14.68%)
Average Annual Total Returns, 5 Years [Percent]	(0.04%)
Average Annual Total Returns, 10 Years [Percent]	1.87%
RVS RAVA Vista Variable Annuity NY | InvescoVIGlobalFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. Global Fund, Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(31.94%)
Average Annual Total Returns, 5 Years [Percent]	2.59%
Average Annual Total Returns, 10 Years [Percent]	7.59%
RVS RAVA Vista Variable Annuity NY | InvescoVIMainStreetSmallCapFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund®, Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(16.04%)
Average Annual Total Returns, 5 Years [Percent]	6.74%
Average Annual Total Returns, 10 Years [Percent]	10.60%
RVS RAVA Vista Variable Annuity NY | InvescoVITechnologyFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco V.I. Technology Fund, Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(40.11%)
Average Annual Total Returns, 5 Years [Percent]	6.04%
Average Annual Total Returns, 10 Years [Percent]	10.17%
RVS RAVA Vista Variable Annuity NY | JanusHendersonBalancedPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Portfolio Company Name [Text Block]	Janus Henderson Balanced Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(16.62%)
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	8.16%
RVS RAVA Vista Variable Annuity NY | JanusHendersonFlexibleBondPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to obtain maximum total return, consistent with preservation of capital.
Portfolio Company Name [Text Block]	Janus Henderson Flexible Bond Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(13.90%)
Average Annual Total Returns, 5 Years [Percent]	0.25%
Average Annual Total Returns, 10 Years [Percent]	1.10%
RVS RAVA Vista Variable Annuity NY | JanusHendersonFortyPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Janus Henderson Forty Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(33.73%)
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	12.72%
RVS RAVA Vista Variable Annuity NY | JanusHendersonGlobalTechnologyandInnovationPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Janus Henderson Global Technology and Innovation Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(37.12%)
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	15.34%
RVS RAVA Vista Variable Annuity NY | JanusHendersonOverseasPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Janus Henderson Overseas Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(8.84%)
Average Annual Total Returns, 5 Years [Percent]	5.20%
Average Annual Total Returns, 10 Years [Percent]	3.72%
RVS RAVA Vista Variable Annuity NY | LazardRetirementEmergingMarketsEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Lazard Retirement Emerging Markets Equity Portfolio - Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management, LLC
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	(15.12%)
Average Annual Total Returns, 5 Years [Percent]	(3.19%)
Average Annual Total Returns, 10 Years [Percent]	(0.12%)
RVS RAVA Vista Variable Annuity NY | LazardRetirementGlobalDynamicMultiAssetPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Lazard Retirement Global Dynamic Multi-Asset Portfolio - Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(17.38%)
Average Annual Total Returns, 5 Years [Percent]	0.52%
Average Annual Total Returns, 10 Years [Percent]	4.55%
RVS RAVA Vista Variable Annuity NY | LordAbbettSeriesFundBondDebenturePortfolioClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high current income and the opportunity for capital appreciation to produce a high total return.
Portfolio Company Name [Text Block]	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(12.80%)
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	3.65%
RVS RAVA Vista Variable Annuity NY | LordAbbettSeriesFundShortDurationIncomePortfolioClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of income consistent with preservation of capital.
Portfolio Company Name [Text Block]	Lord Abbett Series Fund Short Duration Income Portfolio - Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(5.06%)
Average Annual Total Returns, 5 Years [Percent]	0.92%
RVS RAVA Vista Variable Annuity NY | LVIPJPMorganUSEquityFundServiceClassnotavailableforpurchaseonorafter512023Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide high total return from a portfolio of selected equity securities.
Portfolio Company Name [Text Block]	LVIP - JPMorgan U.S. Equity Fund - Service Class (not available for purchase on or after 5/1/2023)
Portfolio Company Adviser [Text Block]	Lincoln Investment Advisors Corporation, adviser;
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc., subadviser.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(18.89%)
Average Annual Total Returns, 5 Years [Percent]	9.97%
Average Annual Total Returns, 10 Years [Percent]	12.93%
RVS RAVA Vista Variable Annuity NY | MFSGlobalRealEstatePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	MFS® Global Real Estate Portfolio - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(27.14%)
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	5.65%
RVS RAVA Vista Variable Annuity NY | MFSInternationalGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS® International Growth Portfolio - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(15.18%)
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	6.03%
RVS RAVA Vista Variable Annuity NY | MFSResearchInternationalPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS® Research International Portfolio - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(17.80%)
Average Annual Total Returns, 5 Years [Percent]	2.43%
Average Annual Total Returns, 10 Years [Percent]	4.42%
RVS RAVA Vista Variable Annuity NY | MFSUtilitiesSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	MFS® Utilities Series - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	0.48%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	8.35%
RVS RAVA Vista Variable Annuity NY | MorganStanleyVIFDiscoveryPortfolioClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.
Portfolio Company Name [Text Block]	Morgan Stanley VIF Discovery Portfolio, Class II Shares
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(62.97%)
Average Annual Total Returns, 5 Years [Percent]	5.10%
Average Annual Total Returns, 10 Years [Percent]	7.87%
RVS RAVA Vista Variable Annuity NY | NeubergerBermanAMTSustainableEquityPortfolioClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
Portfolio Company Name [Text Block]	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(18.65%)
Average Annual Total Returns, 5 Years [Percent]	7.14%
Average Annual Total Returns, 10 Years [Percent]	10.64%
RVS RAVA Vista Variable Annuity NY | NeubergerBermanAMTUSEquityIndexPutWriteStrategyPortfolioClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and income generation.
Portfolio Company Name [Text Block]	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(11.28%)
Average Annual Total Returns, 5 Years [Percent]	4.01%
RVS RAVA Vista Variable Annuity NY | PIMCOVITAllAssetPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO VIT All Asset Portfolio, Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (PIMCO)
Current Expenses [Percent]	1.64%
Average Annual Total Returns, 1 Year [Percent]	(11.87%)
Average Annual Total Returns, 5 Years [Percent]	3.12%
Average Annual Total Returns, 10 Years [Percent]	3.15%
RVS RAVA Vista Variable Annuity NY | PIMCOVITTotalReturnPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio, Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (PIMCO)
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(14.39%)
Average Annual Total Returns, 5 Years [Percent]	(0.28%)
Average Annual Total Returns, 10 Years [Percent]	0.82%
RVS RAVA Vista Variable Annuity NY | PutnamVTGlobalHealthCareFundClassIBSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Putnam VT Global Health Care Fund - Class IB Shares
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC, investment advisor. Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(4.67%)
Average Annual Total Returns, 5 Years [Percent]	11.38%
Average Annual Total Returns, 10 Years [Percent]	13.07%
RVS RAVA Vista Variable Annuity NY | PutnamVTInternationalValueFundClassIBSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth. Current income is a secondary objective.
Portfolio Company Name [Text Block]	Putnam VT International Value Fund - Class IB Shares
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC, investment advisor. Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(6.81%)
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	4.19%
RVS RAVA Vista Variable Annuity NY | PutnamVTLargeCapValueFundClassIBSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth and current income.
Portfolio Company Name [Text Block]	Putnam VT Large Cap Value Fund - Class IB Shares
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC, investment advisor. Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(3.13%)
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	11.76%
RVS RAVA Vista Variable Annuity NY | PutnamVTSustainableFutureFundClassIBSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Putnam VT Sustainable Future Fund - Class IB Shares
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC. Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(34.03%)
Average Annual Total Returns, 5 Years [Percent]	5.71%
Average Annual Total Returns, 10 Years [Percent]	9.53%
RVS RAVA Vista Variable Annuity NY | PutnamVTSustainableLeadersFundClassIBSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Putnam VT Sustainable Leaders Fund - Class IB Shares
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC, investment advisor. Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(22.91%)
Average Annual Total Returns, 5 Years [Percent]	10.48%
Average Annual Total Returns, 10 Years [Percent]	13.48%
RVS RAVA Vista Variable Annuity NY | VanEckVIPGlobalGoldFundClassSSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.
Portfolio Company Name [Text Block]	VanEck VIP Global Gold Fund (Class S Shares)
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	(13.36%)
Average Annual Total Returns, 5 Years [Percent]	3.85%
RVS RAVA Vista Variable Annuity NY | VariablePortfolioAggressivePortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with an aggressive level of risk.
Portfolio Company Name [Text Block]	Variable Portfolio - Aggressive Portfolio (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(18.19%)
Average Annual Total Returns, 5 Years [Percent]	3.89%
Average Annual Total Returns, 10 Years [Percent]	6.78%
RVS RAVA Vista Variable Annuity NY | VariablePortfolioConservativePortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with a conservative level of risk.
Portfolio Company Name [Text Block]	Variable Portfolio - Conservative Portfolio (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(15.55%)
Average Annual Total Returns, 5 Years [Percent]	0.40%
Average Annual Total Returns, 10 Years [Percent]	1.98%
RVS RAVA Vista Variable Annuity NY | VariablePortfolioManagedRiskFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Risk Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(17.39%)
Average Annual Total Returns, 5 Years [Percent]	1.62%
RVS RAVA Vista Variable Annuity NY | VariablePortfolioManagedRiskUSFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Risk U.S. Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(17.22%)
Average Annual Total Returns, 5 Years [Percent]	3.29%
RVS RAVA Vista Variable Annuity NY | VariablePortfolioManagedVolatilityConservativeFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Volatility Conservative Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(15.99%)
Average Annual Total Returns, 5 Years [Percent]	0.32%
RVS RAVA Vista Variable Annuity NY | VariablePortfolioManagedVolatilityConservativeGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(17.07%)
Average Annual Total Returns, 5 Years [Percent]	0.81%
RVS RAVA Vista Variable Annuity NY | VariablePortfolioManagedVolatilityGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Volatility Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(19.43%)
Average Annual Total Returns, 5 Years [Percent]	1.83%
RVS RAVA Vista Variable Annuity NY | VariablePortfolioManagedVolatilityModerateGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(18.15%)
Average Annual Total Returns, 5 Years [Percent]	1.44%
Average Annual Total Returns, 10 Years [Percent]	4.03%
RVS RAVA Vista Variable Annuity NY | VariablePortfolioModeratePortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with a moderate level of risk.
Portfolio Company Name [Text Block]	Variable Portfolio - Moderate Portfolio (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.61%)
Average Annual Total Returns, 5 Years [Percent]	2.39%
Average Annual Total Returns, 10 Years [Percent]	4.48%
RVS RAVA Vista Variable Annuity NY | VariablePortfolioModeratelyAggressivePortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.
Portfolio Company Name [Text Block]	Variable Portfolio - Moderately Aggressive Portfolio (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(17.59%)
Average Annual Total Returns, 5 Years [Percent]	3.10%
Average Annual Total Returns, 10 Years [Percent]	5.61%
RVS RAVA Vista Variable Annuity NY | VariablePortfolioModeratelyConservativePortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.
Portfolio Company Name [Text Block]	Variable Portfolio - Moderately Conservative Portfolio (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(16.09%)
Average Annual Total Returns, 5 Years [Percent]	1.40%
Average Annual Total Returns, 10 Years [Percent]	3.22%
RVS RAVA Vista Variable Annuity NY | VariablePortfolioPartnersCoreBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.
Portfolio Company Name [Text Block]	Variable Portfolio - Partners Core Bond Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser;
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc. and Allspring Global Investments, LLC, subadvisers.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(13.60%)
Average Annual Total Returns, 5 Years [Percent]	(0.13%)
Average Annual Total Returns, 10 Years [Percent]	0.79%
RVS RAVA Vista Variable Annuity NY | VariablePortfolioPartnersCoreEquityFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	Variable Portfolio - Partners Core Equity Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser;
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(17.55%)
Average Annual Total Returns, 5 Years [Percent]	7.57%
Average Annual Total Returns, 10 Years [Percent]	10.53%
RVS RAVA Vista Variable Annuity NY | VariablePortfolioPartnersInternationalCoreEquityFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Name [Text Block]	Variable Portfolio - Partners International Core Equity Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser;
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Inc., subadviser; Schroder Investment Management North America Limited, sub-subadviser.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(19.64%)
Average Annual Total Returns, 5 Years [Percent]	(0.09%)
Average Annual Total Returns, 10 Years [Percent]	2.79%
RVS RAVA Vista Variable Annuity NY | VariablePortfolioPartnersInternationalGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	Variable Portfolio - Partners International Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers LLC, adviser;
Portfolio Company Subadviser [Text Block]	William Blair Investment Management, LLC and Walter Scott & Partners Limited, subadvisers.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(26.87%)
Average Annual Total Returns, 5 Years [Percent]	0.17%
Average Annual Total Returns, 10 Years [Percent]	3.60%
RVS RAVA Vista Variable Annuity NY | VariablePortfolioPartnersInternationalValueFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	Variable Portfolio - Partners International Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser;
Portfolio Company Subadviser [Text Block]	Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC, subadvisers.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(11.75%)
Average Annual Total Returns, 5 Years [Percent]	(2.48%)
Average Annual Total Returns, 10 Years [Percent]	1.99%
RVS RAVA Vista Variable Annuity NY | VariablePortfolioPartnersSmallCapGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Name [Text Block]	Variable Portfolio - Partners Small Cap Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser;
Portfolio Company Subadviser [Text Block]	Scout Investments, Inc. and Allspring Global Investments, LLC, subadvisers.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(29.13%)
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	7.31%
RVS RAVA Vista Variable Annuity NY | VariablePortfolioPartnersSmallCapValueFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital appreciation.
Portfolio Company Name [Text Block]	Variable Portfolio - Partners Small Cap Value Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser;
Portfolio Company Subadviser [Text Block]	Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(13.16%)
Average Annual Total Returns, 5 Years [Percent]	2.88%
Average Annual Total Returns, 10 Years [Percent]	6.74%
RVS RAVA Vista Variable Annuity NY | VariablePortfolioUSFlexibleConservativeGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(16.74%)
Average Annual Total Returns, 5 Years [Percent]	1.20%
RVS RAVA Vista Variable Annuity NY | VariablePortfolioUSFlexibleGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - U.S. Flexible Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(18.73%)
Average Annual Total Returns, 5 Years [Percent]	2.59%
RVS RAVA Vista Variable Annuity NY | VariablePortfolioUSFlexibleModerateGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Name [Text Block]	Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(17.54%)
Average Annual Total Returns, 5 Years [Percent]	1.99%
RVS RAVA Vista Variable Annuity NY | WangerAcornMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Wanger Acorn
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(33.46%)
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	8.21%
RVS RAVA Vista Variable Annuity NY | WangerInternationalMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Wanger International
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(33.84%)
Average Annual Total Returns, 5 Years [Percent]	(0.78%)
Average Annual Total Returns, 10 Years [Percent]	3.97%
RVS RAVA Vista Variable Annuity NY | WesternAssetVariableGlobalHighYieldBondPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return.
Portfolio Company Name [Text Block]	Western Asset Variable Global High Yield Bond Portfolio - Class II
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Adviser, LLC;
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC, Western Asset Management Company Limited & Western Asset Management Pte. Ltd., sub-advisors.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(13.87%)
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	2.26%
RVS RAVA Vista Variable Annuity NY | ContractValueEqualsorExceeds50000Member
Prospectus:
Administrative Expense, Maximum [Dollars]	$ 15
Administrative Expense, Current [Dollars]	$ 0
RVS RAVA Vista Variable Annuity NY | StandardROPPDeathBenefitAges080lessthan1milMember
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.20%
RVS RAVA Vista Variable Annuity NY | StandardROPPDeathBenefitAges080greaterthan1milMember
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.10%
RVS RAVA Vista Variable Annuity NY | StandardROPPDeathBenefitAges81pluslessthan1milMember
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.55%
RVS RAVA Vista Variable Annuity NY | StandardROPPDeathBenefitAges81plusgreaterthan1milMember
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.45%
RVS RAVA Vista Variable Annuity NY | ContractValueDeathBenefitAllAgeslessthan1milMember
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.00%
RVS RAVA Vista Variable Annuity NY | ContractValueDeathBenefitAllAgesgreaterthan1millMember
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.90%
RVS RAVA Vista Variable Annuity NY | MAVDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Name of Benefit [Text Block]	MAV Death Benefit
Purpose of Benefit [Text Block]	Increases the guaranteed death benefit to the highest anniversary contract value, adjusted for any partial surrenders
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Brief Restrictions / Limitations [Text Block]	•Available to owners age 79 and younger•Must be elected at contract issue•Not available with Contract Value Death Benefit•No longer eligible to increase on any contract anniversary on/after your 81st birthday.•Withdrawals will proportionately reduce the benefit, which means your benefit could be reduced by more than the dollar amount of your withdrawals. Such reductions could be significant.•Annuitizing the Contract terminates the benefit
Name of Benefit [Text Block]	MAV Death Benefit
RVS RAVA Vista Variable Annuity NY | FiveYearMAVDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.10%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.10%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.10%
Name of Benefit [Text Block]	5-year MAV Death Benefit
Purpose of Benefit [Text Block]	Increases the guaranteed death benefit to the highest 5th anniversary contract value, adjusted for any partial surrenders
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.10%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.10%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.10%
Brief Restrictions / Limitations [Text Block]	•Available to owners age 75 and younger•Must be elected at contract issue•Not available with Contract Value Death Benefit•No longer eligible to increase on any contract anniversary on/after your 81st birthday•Withdrawals will proportionately reduce the benefit, which means your benefit could be reduced by more than the dollar amount of your withdrawals. Such reductions could be significant•Annuitizing the Contract terminates the benefit
Name of Benefit [Text Block]	5-year MAV Death Benefit
RVS RAVA Vista Variable Annuity NY | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows the systematic transfer of a specified dollar amount among the subaccounts
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Transfers not available to the Special DCA fixed account
Name of Benefit [Text Block]	Dollar Cost Averaging
RVS RAVA Vista Variable Annuity NY | SpecialDollarCostAveragingSDCAMember
Prospectus:
Name of Benefit [Text Block]	Special Dollar Cost Averaging (SDCA)
Purpose of Benefit [Text Block]	Allows the systematic transfer from the Special DCA fixed account to one or more eligible subaccounts
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Must be funded with a purchase payment, not transferred contract value•Only 6-month and 12-month options are available•Transfers occur on a monthly basis and the first monthly transfer occurs one day after we receive your purchase payment•You may not use the Special DCA fixed account as a destination for the Special DCA monthly transfer.
Name of Benefit [Text Block]	Special Dollar Cost Averaging (SDCA)
RVS RAVA Vista Variable Annuity NY | AssetRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Asset Rebalancing
Purpose of Benefit [Text Block]	Allows you to have your investments periodically rebalanced among the subaccounts to your pre-selected percentages
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•You must have $2,000 in Contract Value to participate.•We require 30 days notice for you to change or cancel the program•You can request rebalancing to be done either quarterly, semiannually or annually
Name of Benefit [Text Block]	Asset Rebalancing
RVS RAVA Vista Variable Annuity NY | IncomeGuideMember
Prospectus:
Name of Benefit [Text Block]	Income Guide
Purpose of Benefit [Text Block]	Provides reporting and monitoring of withdrawals you take from your annuity
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Contract owners must be at least age 50 and no older than age 85•Available only if the servicing broker-dealer on your contract is Ameriprise Financial Services, LLC•Not available if you are making substantially equal withdrawals•Not available if you have more than one systematic withdrawal program in place•Systematic withdrawals must be set up according to the all the terms of Income Guide•Your contract cannot have any loansName of BenefitPurposeMaximum FeeCurrent FeeBrief Description of Restrictions/ Limitations
Name of Benefit [Text Block]	Income Guide
RVS RAVA Vista Variable Annuity NY | AutomatedPartialSurrendersMember
Prospectus:
Name of Benefit [Text Block]	Automated Partial Surrenders
Purpose of Benefit [Text Block]	Allows automated partial surrenders from the contract
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Additional systematic payments are not allowed with automated partial surrenders•May result in income taxes and IRS penalty on all or a portion of the amounts surrendered
Name of Benefit [Text Block]	Automated Partial Surrenders
RVS RAVA Vista Variable Annuity NY | HospitalorNursingHomeConfinementMember
Prospectus:
Name of Benefit [Text Block]	Hospital or Nursing Home Confinement
Purpose of Benefit [Text Block]	Allows you to withdraw contract value without a surrender charge
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•You must be confined to a hospital or nursing home for the prior 60 days or confinement began within 30 days following a 60 day confinement period•You must be under age 76 on the contract application date and confinement must start after the contract issue date•Must receive your surrender request and written proof of confinement within 91 days after your release from the hospital or nursing home If it is not reasonably possible to provide proof within such time, unless you are legally incapacitated, We must receive it as soon as possible and no later than one year after the 91 Day period has expired.•Amount withdrawn must be paid directly to you
Name of Benefit [Text Block]	Hospital or Nursing Home Confinement
RVS RAVA Vista Variable Annuity NY | AcceleratedBenefitRiderTerminalIllnessMember
Prospectus:
Name of Benefit [Text Block]	Terminal Illness Diagnosis
Purpose of Benefit [Text Block]	Allows you to withdraw contract value without a surrender charge
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Terminal Illness diagnosis must occur after the contract is issued•Must be terminally ill and not expected to live more than 12 months•Amount withdrawn must be after the first contract anniversary and must be paid directly to you
Name of Benefit [Text Block]	Terminal Illness Diagnosis
RVS RAVA Vista Variable Annuity NY | StandardROPPDeathBenefitMember
Prospectus:
Name of Benefit [Text Block]	Standard ROPP Death Benefit
Purpose of Benefit [Text Block]	Provides a guaranteed death benefit equal to the greater of the Return of Purchase Payment Value (ROPP) or Contract Value
Brief Restrictions / Limitations [Text Block]	•Withdrawals will proportionately reduce the benefit, which means your benefit could be reduced by more than the dollar amount of your withdrawals, and such reductions could be significant•Annuitizing the Contract terminates the benefitName of BenefitPurposeMaximum FeeCurrent FeeBrief Description of Restrictions/ Limitations
Name of Benefit [Text Block]	Standard ROPP Death Benefit
RVS RAVA Vista Variable Annuity NY | StandardContractValueDeathBenefitMember
Prospectus:
Base Contract Expense, Footnotes [Text Block]	For Contract Value Death Benefit, the Mortality and Expense Risk Fee does not vary by age.
Name of Benefit [Text Block]	Contract ValueDeath Benefit
Purpose of Benefit [Text Block]	Provides a minimum death benefit equal to the Contract Value
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Annuitizing the Contract terminates the benefit•Only available for non-qualified contracts
Name of Benefit [Text Block]	Contract ValueDeath Benefit